Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Long-term Debt Instruments

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Long-term borrowings.	57,875	—	—
Less: Current portion of long-term borrowings.	(57,875)	—	—
Total	—	—	—